Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral (Details of Assets Pledged Against Liabilities and Collateral Assets Held or Re-pledged) (Details) - CAD ($)
$ in Millions
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	$ 810,701	$ 742,343
Uses of pledged assets and collateral	810,701	742,343
Uses of pledged assets and collateral [Member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	652,669	622,847
Assets pledged but not encumbered [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	158,032	119,496
Bank assets [Member] | Sources of pledged assets and collateral [Member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	455,517	452,161
Bank assets [Member] | Interest bearing deposits with banks [Member] | Sources of pledged assets and collateral [Member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	5,700	6,161
Bank assets [Member] | Loans [Member] | Sources of pledged assets and collateral [Member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	213,125	205,337
Bank assets [Member] | Securities [Member] | Sources of pledged assets and collateral [Member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	236,430	240,425
Bank assets [Member] | Other assets [member] | Sources of pledged assets and collateral [Member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	262	238
Third-party asset [Member] | Sources of pledged assets and collateral [Member]
Disclosure of detailed information about financial instruments [line items]
Collateral received and available for sale or repledging	439,278	364,178
Less: Collateral not repledged	(84,094)	(73,996)
Sources of pledged assets and collateral	355,184	290,182
Derivatives [member] | Uses of pledged assets and collateral [Member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	18,709	15,964
Obligations related to securities lent or sold under repurchase agreements [Member] | Uses of pledged assets and collateral [Member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	204,710	186,777
Securities borrowings and lending [Member] | Uses of pledged assets and collateral [Member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	170,642	137,292
Obligations related to securities sold short [member] | Uses of pledged assets and collateral [Member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	37,320	34,336
Securitization [Member] | Uses of pledged assets and collateral [Member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	44,674	36,806
Covered bonds [Member] | Uses of pledged assets and collateral [Member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	69,695	76,698
Cleaning systems, payment systems, and depositories [Member] | Uses of pledged assets and collateral [Member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	11,048	10,540
Foreign governments and central banks [Member] | Uses of pledged assets and collateral [Member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	20	26
Other uses [Member] | Uses of pledged assets and collateral [Member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	$ 95,851	$ 124,408